Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2026	Apr. 30, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Statement of comprehensive income [abstract]
Net income	$ 2,953	$ 2,632	$ 2,527	$ 7,884	$ 5,552
Net change in unrealized foreign currency translation gains (losses):
Net unrealized foreign currency translation gains (losses)	1,854	(586)	479	1,233	277
Net gains (losses) on hedges of net investments in foreign operations	(569)	86	(410)	(321)	(554)
Income tax expense (benefit):
Net unrealized foreign currency translation gains (losses)	23	(5)	15	1	(2)
Net gains (losses) on hedges of net investments in foreign operations	(159)	23	(114)	(93)	(155)
Other comprehensive income on foreign currency translation and hedges of net investments net of tax	1,421	(518)	168	1,004	(120)
Net change in fair value due to change in debt instruments measured at fair value through other comprehensive income:
Net gains (losses) in fair value	(717)	(776)	(692)	(1,671)	612
Reclassification of net (gains) losses to net income	697	531	935	1,688	(228)
Income tax expense (benefit):
Net gains (losses) in fair value	(184)	(211)	(191)	(447)	152
Reclassification of net (gains) losses to net income	170	147	246	463	(64)
Other comprehensive income net of tax available for sale financial assets net of tax	(6)	(181)	188	1	296
Net change in gains (losses) on derivative instruments designated as cash flow hedges:
Net gains (losses) on derivative instruments designated as cash flow hedges	863	(1,083)	96	(133)	2,414
Reclassification of net (gains) losses to net income	(812)	322	(572)	(739)	(1,668)
Income tax expense (benefit):
Net gains (losses) on derivative instruments designated as cash flow hedges	243	(366)	2	(49)	728
Reclassification of net (gains) losses to net income	(228)	158	(117)	(187)	(523)
Other comprehensive income net of tax cash flow hedges	36	(553)	(361)	(636)	541
Net changes in finance income/(expense) from insurance contracts:
Net finance income/(expense) from insurance contracts	(8)	0	0	(4)	3
Income tax expense (benefit)	0	0	0	1	0
Other comprehensive income on finance income/(expense) from insurance contracts	(8)	0	0	(5)	3
Other comprehensive income (loss) from investments in associates	(11)	(63)	43	(61)	91
Net change in remeasurement of employee benefit plan asset and liability:
Actuarial gains (losses) on employee benefit plans	443	64	270	775	275
Income tax expense (benefit)	123	15	65	223	74
Other comprehensive income net of tax actuarial gains (losses) on employee benefit plans	320	49	205	552	201
Net change in fair value due to change in equity instruments designated at fair value through other comprehensive income:
Net gains (losses) in fair value	12	23	20	38	73
Income tax expense (benefit)	(8)	2	(2)	(9)	24
Other comprehensive income net of tax for equity instruments designated at fair value through other comprehensive income	20	21	22	47	49
Net change in fair value due to change in own credit risk on financial liabilities designated under the fair value option:
Change in fair value due to change in own credit risk on financial liabilities designated under the fair value option	(171)	413	(562)	(4)	(314)
Income tax expense (benefit)	(48)	115	(156)	(1)	(87)
Other comprehensive income net of tax change in fair value due to change in own credit risk on financial liabilities designated under the fair value option	(123)	298	(406)	(3)	(227)
Other comprehensive income (loss) from investments in associates	(22)	1	0	(34)	7
Other comprehensive income (loss)	1,627	(946)	(141)	865	841
Comprehensive income (loss)	4,580	1,686	2,386	8,749	6,393
Comprehensive income (loss) attributable to non-controlling interests	86	7	58	151	(14)
Comprehensive income (loss) attributable to equity holders of the Bank	4,494	1,679	2,328	8,598	6,407
Preferred shareholders and other equity instrument holders	130	127	134	389	391
Common shareholders	$ 4,364	$ 1,552	$ 2,194	$ 8,209	$ 6,016